Share Capital, Share Premium and Treasury Shares - Schedule of Activities for Share Capital and Share Premium Accounts (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Ending balance, shares	3,406,771
Beginning balance	SFr (60,955)	SFr (43,654)	SFr (29,163)
Stock options exercised	120
Ending balance	(97,991)	(60,955)	(43,654)
Share capital
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Beginning balance	335	297	289
Issuance of shares		39	8
Stock options exercised	5
Ending balance	340	335	297
Share premium
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Beginning balance	10,434	9,609	9,476
Issuance of shares		837	149
Stock options exercised	115
Transaction costs	(9)	(12)	(15)
Ending balance	SFr 10,540	SFr 10,434	SFr 9,609
Restricted Stock Awards
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Beginning balance, shares	1,038,226	652,110	571,783
Issuance of shares, shares		386,116	80,327
Ending balance, shares	1,038,226	1,038,226	652,110
Common Shares
Disclosure Of Share Capital Share Premium And Treasury Shares [Line Items]
Beginning balance, shares	2,315,045	2,315,045	2,315,045
Stock options exercised, shares	53,500
Ending balance, shares	2,368,545	2,315,045	2,315,045